Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of average currency rates

The following table shows the average currency rates as well as the currency rates at 31 December 2021 and 2020 each against the Euro:

	Average rate
	2021	2020	31 December
	01 January -	01 January -
	31 December	31 December	2021	2020
	€	€	€	€
USD	0.8455	0.8755	0.8829	0.8149
GBP	1.1633	1.1240	1.1901	1.1123

Currency risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

	Variance 2021		Variance 2020		Variance 2019
		Profit and		Profit and		Profit and
	Equity	loss	Equity	loss	Equity	loss
	k€	k€	k€	k€	k€	k€
USD (10% strengthening)	42,053	42,053	11,321	11,321	10,861	10,861
USD (10% weakening)	(42,053)	(42,053)	(11,321)	(11,321)	(10,861)	(10,861)
GBP (10% strengthening)	6,643	6,643	5,702	5,702	2,803	2,803
GBP (10% weakening)	(6,643)	(6,643)	(5,702)	(5,702)	(2,803)	(2,803)
EUR (10% strengthening)	48,699	48,699	17,032	17,032	332	332
EUR (10% weakening)	(48,699)	(48,699)	(17,032)	(17,032)	(332)	(332)

Interest rate risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

The fair values of the loans and current investments with variable market interest rates as of 31 December 2021 and 2020 would vary by the following amounts:

	31 Dec	31 Dec
	2021	2020
	k€	k€
Variable interest rate +1% point	2,570	37
Variable interest rate (1)% point	(827)	(415)